Document and Entity Information - Jun. 30, 2015 - shares	Total
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE AG
Entity Central Index Key	0001053092
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	4,399,680,200
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	H1